Disclosure of detailed information about estimated useful lives of property, plant and equipment (Details)	12 Months Ended
Aug. 31, 2018
Buildings [Member]
Statement [Line Items]
Useful lives or depreciation rates, property, plant and equipment	20 years
Mining equipment [Member]
Statement [Line Items]
Useful lives or depreciation rates, property, plant and equipment	2 – 22 years
Vehicles [Member]
Statement [Line Items]
Useful lives or depreciation rates, property, plant and equipment	3 – 5 years
Computer equipment and software [Member]
Statement [Line Items]
Useful lives or depreciation rates, property, plant and equipment	3 – 5 years
Furniture and fixtures [Member]
Statement [Line Items]
Useful lives or depreciation rates, property, plant and equipment	5 years